Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 271,687,500.00
Previously Paid Amount	32,954.11
Total Fee Amount	37,520.04
Total Offset Amount	0.00
Net Fee	$ 4,565.93
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A